                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended March 31, 2006.


        Check here if Amendment: /X/:  Amendment Number 4

        This Amendment (Check only one):
                  / / is a restatement.
                  /X/ adds new holdings entries.

Name of Institutional Investment Manager filing this report:

     Polygon Investment Partners LP
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     399 Park Avenue, 22nd Floor   New York, New York 10022   USA
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Form 13F File Number: 28-10988

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Sean Cote Reporting Manager: Polygon Investment Partners LP

Name: Sean Cote
Title: General Counsel
Phone: 011-44-207-901-8330

Signature, Place, and Date of Signing:

       /s/ Sean Cote
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[Signature]
       London, England
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[City, State]
       May 14, 2007
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[Date]

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
/X/ 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
/ / 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager
Form 13F File Number 28- 10987
Name: Polygon Investment Partners LLP